UNAUDITED INTERIM CONDENSED AND CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Operating Activities
Net (loss) income	$ 489	$ 252	$ 637	$ 778
Adjusted for the following items:
Earnings from investments in associates and joint ventures, net of distributions received	58	87	201	228
Depreciation and amortization expense	1,095	941	2,170	1,901
Mark-to-market, provisions and other	(176)	28	40	(120)
Deferred income tax expense (recovery)	35	(44)	(16)	(82)
Changes in non-cash working capital, net	(8)	(75)	(646)	(648)
Cash from operating activities	1,493	1,189	2,386	2,057
Investing Activities
Acquisition of subsidiaries, net of cash acquired	0	(169)	0	(169)
Disposal of subsidiaries, net of cash disposed	1,067	0	2,144	431
Investments in associates and joint ventures	(314)	0	(314)	0
Disposal of investments in associates and joint ventures	66	674	66	674
Purchase of long-lived assets	(1,291)	(1,020)	(3,404)	(1,890)
Disposal of long-lived assets	67	60	148	132
Purchase of financial assets	(281)	(35)	(437)	(38)
Sale of financial assets	254	26	445	264
Net settlement of foreign exchange hedging items	(49)	(16)	(67)	(18)
Other investing activities	(10)	20	(66)	50
Cash used by investing activities	(491)	(460)	(1,485)	(564)
Financing Activities
Distributions to general partner	(88)	(81)	(176)	(162)
Distributions to other unitholders	(373)	(355)	(746)	(711)
Subsidiary distributions to non-controlling interest	(526)	(460)	(895)	(755)
Capital provided to non-controlling interest	(865)	(396)	(1,299)	(516)
Proceeds from corporate borrowings	0	178	0	178
Net (repayment) proceeds from commercial paper program	(282)	(31)	(268)	295
Proceeds from corporate credit facility	700	969	802	1,916
Repayment of corporate credit facility	(76)	(1,016)	(102)	(2,103)
Proceeds from non-recourse borrowings	4,691	3,171	8,054	4,866
Repayment of non-recourse borrowings	(3,449)	(1,537)	(6,136)	(3,795)
Preferred units redeemed	0	(90)	0	(90)
Exchangeable shares issued, net of unit repurchases	3	(26)	32	(24)
Lease liability repaid	(117)	(117)	(234)	(230)
Other financing activities	47	(104)	(8)	(166)
Cash from (used by) financing activities	(335)	105	(976)	(1,297)
Cash and cash equivalents
Change during the period	667	834	(75)	196
Cash reclassified as assets held for sale	(8)	11	(8)	(28)
Impact of foreign exchange on cash and other	(32)	34	(33)	103
Balance, beginning of year	2,458	1,463	3,201	2,071
Balance, end of year	$ 3,085	$ 2,342	$ 3,085	$ 2,342